Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust II
Entity Central Index Key	0000763852
Document Period End Date	Jun. 30, 2024
C000010744 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class A Shares
Trading Symbol	OIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class A Shares)	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund’s Class A Shares, without a sales charge, returned 10.31% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and materials sectors detracted from performance.
  Underweight allocations to JP Morgan and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the information technology and health care sectors contributed to performance.
  Overweight allocations to Wells Fargo and AbbVie contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class A Shares)	February 18, 1992	4.52%	7.49%	8.17%
JPMorgan Equity Income Fund (Class A Shares) - excluding sales charge		10.31	8.66	8.76
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 44,566,785,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 183,109,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,566,785
Total number of portfolio holdings	86
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$183,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010746 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class C Shares
Trading Symbol	OINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class C Shares)	$152	1.45%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund’s Class C Shares, without a sales charge, returned 9.72% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and materials sectors detracted from performance.
  Underweight allocations to JP Morgan and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the information technology and health care sectors contributed to performance.
  Overweight allocations to Wells Fargo and AbbVie contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class C Shares)	November 4, 1997	8.72%	8.11%	8.33%
JPMorgan Equity Income Fund (Class C Shares) - excluding sales charge		9.72	8.11	8.33
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 44,566,785,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 183,109,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,566,785
Total number of portfolio holdings	86
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$183,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010743 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class I Shares
Trading Symbol	HLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class I Shares)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund’s Class I Shares returned 10.60% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and materials sectors detracted from performance.
  Underweight allocations to JP Morgan and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the information technology and health care sectors contributed to performance.
  Overweight allocations to Wells Fargo and AbbVie contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class I Shares)	July 2, 1987	10.60%	8.94%	9.03%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Jul. 02, 1987
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 44,566,785,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 183,109,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,566,785
Total number of portfolio holdings	86
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$183,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000098140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R2 Shares
Trading Symbol	OIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R2 Shares)	$127	1.21%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund’s Class R2 Shares returned 10.04% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and materials sectors detracted from performance.
  Underweight allocations to JP Morgan and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the information technology and health care sectors contributed to performance.
  Overweight allocations to Wells Fargo and AbbVie contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R2 Shares)	February 28, 2011	10.04%	8.39%	8.48%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Feb. 28, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 44,566,785,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 183,109,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,566,785
Total number of portfolio holdings	86
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$183,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173561 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R3 Shares
Trading Symbol	OIEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R3 Shares)	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund’s Class R3 Shares returned 10.32% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and materials sectors detracted from performance.
  Underweight allocations to JP Morgan and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the information technology and health care sectors contributed to performance.
  Overweight allocations to Wells Fargo and AbbVie contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R3 Shares)	September 9, 2016	10.32%	8.67%	8.76%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 44,566,785,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 183,109,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,566,785
Total number of portfolio holdings	86
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$183,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173562 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R4 Shares
Trading Symbol	OIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R4 Shares)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund’s Class R4 Shares returned 10.56% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and materials sectors detracted from performance.
  Underweight allocations to JP Morgan and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the information technology and health care sectors contributed to performance.
  Overweight allocations to Wells Fargo and AbbVie contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R4 Shares)	September 9, 2016	10.56%	8.94%	9.03%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 44,566,785,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 183,109,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,566,785
Total number of portfolio holdings	86
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$183,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000098141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R5 Shares
Trading Symbol	OIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R5 Shares)	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund’s Class R5 Shares returned 10.76% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and materials sectors detracted from performance.
  Underweight allocations to JP Morgan and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the information technology and health care sectors contributed to performance.
  Overweight allocations to Wells Fargo and AbbVie contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R5 Shares)	February 28, 2011	10.76%	9.10%	9.22%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Feb. 28, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 44,566,785,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 183,109,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,566,785
Total number of portfolio holdings	86
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$183,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000109963 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R6 Shares
Trading Symbol	OIEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R6 Shares)	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Income Fund’s Class R6 Shares returned 10.88% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and materials sectors detracted from performance.
  Underweight allocations to JP Morgan and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the information technology and health care sectors contributed to performance.
  Overweight allocations to Wells Fargo and AbbVie contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R6 Shares)	January 31, 2012	10.88%	9.22%	9.32%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Jan. 31, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 44,566,785,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 183,109,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,566,785
Total number of portfolio holdings	86
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$183,109

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010903 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class A Shares
Trading Symbol	ONGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class A Shares)	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth Fund’s Class A Shares (without a sales charge) returned 17.66% for the year ended June 30, 2024. The Russell 3000 Index (the “Index”) returned 23.13%, the Bloomberg U.S. Intermediate Aggregate Index returned 3.55%, the MSCI EAFE Index (net total return) returned 11.54%, and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index returned 16.68% for the year ended June 30, 2024.
  Relative to the Index, which is an all equity index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class A Shares)	December 10, 1996	12.37%	9.89%	8.52%
JPMorgan Investor Growth Fund (Class A Shares) - excluding sales charge		17.66	10.91	9.02
Russell 3000 Index		23.13	14.14	12.15
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		16.68	9.65	7.84

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,313,691,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,294,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,313,691
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Total advisory fees paid (000's)	$2,294

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010905 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class C Shares
Trading Symbol	OGGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class C Shares)	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth Fund’s Class C Shares (without a sales charge) returned 17.08% for the year ended June 30, 2024. The Russell 3000 Index (the “Index”) returned 23.13%, the Bloomberg U.S. Intermediate Aggregate Index returned 3.55%, the MSCI EAFE Index (net total return) returned 11.54%, and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index returned 16.68% for the year ended June 30, 2024.
  Relative to the Index, which is an all equity index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class C Shares)	July 1, 1997	16.08%	10.33%	8.54%
JPMorgan Investor Growth Fund (Class C Shares) - excluding sales charge		17.08	10.33	8.54
Russell 3000 Index		23.13	14.14	12.15
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		16.68	9.65	7.84

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,313,691,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,294,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,313,691
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Total advisory fees paid (000's)	$2,294

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010902 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class I Shares
Trading Symbol	ONIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class I Shares)	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth Fund’s Class I Shares returned 17.95% for the year ended June 30, 2024. The Russell 3000 Index (the “Index”) returned 23.13%, the Bloomberg U.S. Intermediate Aggregate Index returned 3.55%, the MSCI EAFE Index (net total return) returned 11.54%, and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index returned 16.68% for the year ended June 30, 2024.
  Relative to the Index, which is an all equity index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class I Shares)	December 10, 1996	17.95%	11.17%	9.29%
Russell 3000 Index		23.13	14.14	12.15
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		16.68	9.65	7.84

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,313,691,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,294,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,313,691
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Total advisory fees paid (000's)	$2,294

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191459 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JFTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class R6 Shares)	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth Fund’s Class R6 Shares returned 18.24% for the year ended June 30, 2024. The Russell 3000 Index (the “Index”) returned 23.13%, the Bloomberg U.S. Intermediate Aggregate Index returned 3.55%, the MSCI EAFE Index (net total return) returned 11.54%, and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index returned 16.68% for the year ended June 30, 2024..
  Relative to the Index, which is an all equity index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class R6 Shares)	July 31, 2017	18.24%	11.43%	9.44%
Russell 3000 Index		23.13	14.14	12.15
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		16.68	9.65	7.84

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,313,691,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,294,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,313,691
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Total advisory fees paid (000's)	$2,294

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010915 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class A Shares
Trading Symbol	OICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class A Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund’s Class A Shares (without a sales charge) returned 8.28% for the year ended June 30, 2024. The Bloomberg U.S. Aggregagte Index returned 2.63%, the Bloomberg U.S. Intermediate Aggregate Index (the “Index”) returned 3.55%, the Russell 3000 Index returned 23.13%, the MSCI EAFE Index (net total return) returned 11.54 % and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.42% for the year ended June 30, 2024.
  Relative to the Index, which is an all fixed income index, the Fund’s diverse allocation to both equities and fixed income was a leading contributor to performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class A Shares)	December 10, 1996	3.39%	3.08%	3.46%
JPMorgan Investor Conservative Growth Fund (Class A Shares) - excluding sales charge		8.28	4.02	3.94
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
Russell 3000 Index		23.13	14.14	12.15
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.42	3.68	3.61

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,848,655,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,893,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,848,655
Total number of portfolio holdings	27
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$1,893

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010917 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class C Shares
Trading Symbol	OCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class C Shares)	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund’s Class C Shares (without a sales charge) returned 7.67% for the year ended June 30, 2024. The Bloomberg U.S. Aggregagte Index returned 2.63%, the Bloomberg U.S. Intermediate Aggregate Index (the “Index”) returned 3.55%, the Russell 3000 Index returned 23.13%, the MSCI EAFE Index (net total return) returned 11.54 % and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.42% for the year ended June 30, 2024.
  Relative to the Index, which is an all fixed income index, the Fund’s diverse allocation to both equities and fixed income was a leading contributor to performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class C Shares)	July 1, 1997	6.67%	3.50%	3.49%
JPMorgan Investor Conservative Growth Fund (Class C Shares) - excluding sales charge		7.67	3.50	3.49
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
Russell 3000 Index		23.13	14.14	12.15
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.42	3.68	3.61

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,848,655,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,893,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,848,655
Total number of portfolio holdings	27
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$1,893

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010914 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class I Shares
Trading Symbol	ONCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class I Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund’s Class I Shares returned 8.57% for the year ended June 30, 2024. The Bloomberg U.S. Aggregagte Index returned 2.63%, the Bloomberg U.S. Intermediate Aggregate Index (the “Index”) returned 3.55%, the Russell 3000 Index returned 23.13%, the MSCI EAFE Index (net total return) returned 11.54 % and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.42% for the year ended June 30, 2024.
  Relative to the Index, which is an all fixed income index, the Fund’s diverse allocation to both equities and fixed income was a leading contributor to performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class I Shares)	December 10, 1996	8.57%	4.29%	4.20%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
Russell 3000 Index		23.13	14.14	12.15
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.42	3.68	3.61

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,848,655,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,893,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,848,655
Total number of portfolio holdings	27
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$1,893

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191474 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JFLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund’s Class R6 Shares returned 8.85% for the year ended June 30, 2024. The Bloomberg U.S. Aggregagte Index returned 2.63%, the Bloomberg U.S. Intermediate Aggregate Index (the “Index”) returned 3.55%, the Russell 3000 Index returned 23.13%, the MSCI EAFE Index (net total return) returned 11.54 % and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.42% for the year ended June 30, 2024.
  Relative to the Index, which is an all fixed income index, the Fund’s diverse allocation to both equities and fixed income was a leading contributor to performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	July 31, 2017	8.85%	4.54%	4.34%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
Russell 3000 Index		23.13	14.14	12.15
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.42	3.68	3.61

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,848,655,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,893,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,848,655
Total number of portfolio holdings	27
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$1,893

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010798 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	OLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class A Shares)	$110	0.94%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class A Shares, without a sales charge, returned 35.32% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection and underweight allocation in the technology sector, as well as security selection in the energy sector, detracted from performance.
  Overweight allocations to Exact Sciences and Align Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class A Shares)	February 22, 1994	28.22%	18.52%	16.73%
JPMorgan Large Cap Growth Fund (Class A Shares) - excluding sales charge		35.32	19.80	17.37
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Feb. 22, 1994
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 94,080,048,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 313,336,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$94,080,048
Total number of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$313,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010800 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class C Shares)	$169	1.44%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class C Shares, without a sales charge, returned 34.64% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection and underweight allocation in the technology sector, as well as security selection in the energy sector, detracted from performance.
  Overweight allocations to Exact Sciences and Align Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class C Shares)	November 4, 1997	33.64%	19.20%	16.90%
JPMorgan Large Cap Growth Fund (Class C Shares) - excluding sales charge		34.64	19.20	16.90
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 94,080,048,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 313,336,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$94,080,048
Total number of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$313,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010797 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	SEEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class I Shares)	$81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class I Shares returned 35.66% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection and underweight allocation in the technology sector, as well as security selection in the energy sector, detracted from performance.
  Overweight allocations to Exact Sciences and Align Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class I Shares)	February 28, 1992	35.66%	20.10%	17.63%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Feb. 28, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 94,080,048,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 313,336,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$94,080,048
Total number of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$313,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000070644 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JLGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R2 Shares)	$139	1.19%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R2 Shares returned 34.98% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection and underweight allocation in the technology sector, as well as security selection in the energy sector, detracted from performance.
  Overweight allocations to Exact Sciences and Align Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R2 Shares)	November 3, 2008	34.98%	19.50%	17.07%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 94,080,048,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 313,336,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$94,080,048
Total number of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$313,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173565 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JLGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R3 Shares)	$110	0.94%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R3 Shares returned 35.31% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection and underweight allocation in the technology sector, as well as security selection in the energy sector, detracted from performance.
  Overweight allocations to Exact Sciences and Align Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R3 Shares)	September 9, 2016	35.31%	19.80%	17.34%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 94,080,048,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 313,336,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$94,080,048
Total number of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$313,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JLGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R4 Shares)	$81	0.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R4 Shares returned 35.64% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection and underweight allocation in the technology sector, as well as security selection in the energy sector, detracted from performance.
  Overweight allocations to Exact Sciences and Align Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R4 Shares)	September 9, 2016	35.64%	20.10%	17.62%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 94,080,048,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 313,336,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$94,080,048
Total number of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$313,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000076449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R5 Shares)	$63	0.54%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R5 Shares returned 35.86% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection and underweight allocation in the technology sector, as well as security selection in the energy sector, detracted from performance.
  Overweight allocations to Exact Sciences and Align Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R5 Shares)	April 14, 2009	35.86%	20.28%	17.82%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Apr. 14, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 94,080,048,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 313,336,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$94,080,048
Total number of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$313,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000093777 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JLGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R6 Shares)	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R5 Shares returned 35.98% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors contributed to performance.
  An underweight allocation to Apple and an overweight allocation to Meta contributed to performance.
  The Fund’s security selection and underweight allocation in the technology sector, as well as security selection in the energy sector, detracted from performance.
  Overweight allocations to Exact Sciences and Align Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R6 Shares)	November 30, 2010	35.98%	20.40%	17.93%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Growth Index		33.48	19.34	16.33

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 94,080,048,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 313,336,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$94,080,048
Total number of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$313,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Significant Holdings Risk”, “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of November 1, 2023. “Significant Holdings Risk” was added to note that although the Fund is classified as “diversified” under applicable law, a relatively large portion of its portfolio at times may be invested in a relatively small number of securities. “Technology Sector Risk” and “Consumer Discretionary Sector Risk” disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010894 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	PSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class A Shares)	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class A Shares (without sales charge) returned 11.43% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight allocations to Comfort Systems and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An underweight allocation to Carvana and an overweight allocation Everi Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class A Shares)	January 27, 1995	5.60%	6.99%	5.15%
JPMorgan Small Cap Value Fund (Class A Shares) - excluding sales charge		11.43	8.15	5.72
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Jan. 27, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,273,811,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 8,703,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,273,811
Total number of portfolio holdings	411
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$8,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000010896 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	OSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class C Shares)	$178	1.69%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class C Shares (without sales charge) returned 10.86% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight allocations to Comfort Systems and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An underweight allocation to Carvana and an overweight allocation Everi Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class C Shares)	March 22, 1999	9.86%	7.63%	5.27%
JPMorgan Small Cap Value Fund (Class C Shares) - excluding sales charge		10.86	7.63	5.27
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,273,811,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 8,703,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,273,811
Total number of portfolio holdings	411
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$8,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000010893 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	PSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class I Shares)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class I Shares returned 11.70% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight allocations to Comfort Systems and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An underweight allocation to Carvana and an overweight allocation Everi Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class I Shares)	January 27, 1995	11.70%	8.44%	5.99%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Jan. 27, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,273,811,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 8,703,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,273,811
Total number of portfolio holdings	411
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$8,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000070648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R2 Shares)	$157	1.49%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R2 Shares returned 11.07% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight allocations to Comfort Systems and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An underweight allocation to Carvana and an overweight allocation Everi Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R2 Shares)	November 3, 2008	11.07%	7.88%	5.45%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,273,811,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 8,703,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,273,811
Total number of portfolio holdings	411
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$8,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173568 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	JSVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R3 Shares)	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R3 Shares returned 11.39% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight allocations to Comfort Systems and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An underweight allocation to Carvana and an overweight allocation Everi Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R3 Shares)	September 9, 2016	11.39%	8.15%	5.71%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,273,811,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 8,703,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,273,811
Total number of portfolio holdings	411
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$8,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173567 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	JSVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R4 Shares)	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R4 Shares returned 11.64% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight allocations to Comfort Systems and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An underweight allocation to Carvana and an overweight allocation Everi Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R4 Shares)	September 9, 2016	11.64%	8.42%	5.97%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,273,811,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 8,703,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,273,811
Total number of portfolio holdings	411
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$8,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000010748 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class A Shares
Trading Symbol	OGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class A Shares)	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Index Fund’s Class A Shares, without a sales charge, returned 24.01% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% for the year ended June 30, 2024.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth and overall bullish market sentiment provided good returns for U.S. large-cap equities.
  All sectors in the Index produced positive returns, with communication services and information technology leading the way at over 40%. The two worst performing sectors were real estate and utilities with high single digit positive returns.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class A Shares)	February 18, 1992	17.50%	13.31%	11.75%
JPMorgan Equity Index Fund (Class A Shares) - excluding sales charge		24.01	14.54	12.35
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,338,925,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,338,925
Total number of portfolio holdings	508
Portfolio turnover rate	5%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000010750 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class C Shares
Trading Symbol	OEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class C Shares)	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Index Fund’s Class C Shares, without a sales charge, returned 23.27% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% for the year ended June 30, 2024.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth and overall bullish market sentiment provided good returns for U.S. large-cap equities.
  All sectors in the Index produced positive returns, with communication services and information technology leading the way at over 40%. The two worst performing sectors were real estate and utilities with high single digit positive returns.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class C Shares)	November 4, 1997	22.27%	13.85%	11.77%
JPMorgan Equity Index Fund (Class C Shares) - excluding sales charge		23.27	13.85	11.77
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,338,925,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,338,925
Total number of portfolio holdings	508
Portfolio turnover rate	5%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000010747 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class I Shares
Trading Symbol	HLEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class I Shares)	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Index Fund’s Class I Shares returned 24.31% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% for the year ended June 30, 2024.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth and overall bullish market sentiment provided good returns for U.S. large-cap equities.
  All sectors in the Index produced positive returns, with communication services and information technology leading the way at over 40%. The two worst performing sectors were real estate and utilities with high single digit positive returns.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class I Shares)	July 2, 1991	24.31%	14.82%	12.63%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Jul. 02, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,338,925,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,338,925
Total number of portfolio holdings	508
Portfolio turnover rate	5%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000173239 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	OGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Index Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class R6 Shares)	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Index Fund’s Class R6 Shares returned 24.51% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% for the year ended June 30, 2024.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth and overall bullish market sentiment provided good returns for U.S. large-cap equities.
  All sectors in the Index produced positive returns, with communication services and information technology leading the way at over 40%. The two worst performing sectors were real estate and utilities with high single digit positive returns.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Further cash was minimized, and cash held was equitized with futures to limit any drag on performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class R6 Shares)	September 1, 2016	24.51%	15.00%	12.77%
S&P 500 Index		24.56	15.05	12.86

Performance Inception Date	Sep. 01, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,338,925,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,338,925
Total number of portfolio holdings	508
Portfolio turnover rate	5%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000010803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	OLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class A Shares)	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund’s Class A Shares, without a sales charge, returned 13.14% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and financial sectors contributed to performance.
  Overweight allocations to Bank of America and Taiwan Semiconductor Manufacturing Company contributed to performance.
  The Fund’s security selection in the materials and industrial sectors detracted from performance.
  An underweight allocation to JPMorgan and an overweight allocation to Chemours detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class A Shares)	February 18, 1992	7.19%	10.89%	9.28%
JPMorgan Large Cap Value Fund (Class A Shares) - excluding sales charge		13.14	12.09	9.87
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,240,091,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,336,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,240,091
Total number of portfolio holdings	105
Portfolio turnover rate	167%
Total advisory fees paid (000's)	$13,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	OLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class C Shares)	$153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund’s Class C Shares, without a sales charge, returned 12.59% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and financial sectors contributed to performance.
  Overweight allocations to Bank of America and Taiwan Semiconductor Manufacturing Company contributed to performance.
  The Fund’s security selection in the materials and industrial sectors detracted from performance.
  An underweight allocation to JPMorgan and an overweight allocation to Chemours detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class C Shares)	March 22, 1999	11.59%	11.54%	9.42%
JPMorgan Large Cap Value Fund (Class C Shares) - excluding sales charge		12.59	11.54	9.42
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,240,091,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,336,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,240,091
Total number of portfolio holdings	105
Portfolio turnover rate	167%
Total advisory fees paid (000's)	$13,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class I Shares
Trading Symbol	HLQVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class I Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund’s Class I Shares returned 13.45% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and financial sectors contributed to performance.
  Overweight allocations to Bank of America and Taiwan Semiconductor Manufacturing Company contributed to performance.
  The Fund’s security selection in the materials and industrial sectors detracted from performance.
  An underweight allocation to JPMorgan and an overweight allocation to Chemours detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class I Shares)	March 1, 1991	13.45%	12.37%	10.10%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Mar. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,240,091,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,336,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,240,091
Total number of portfolio holdings	105
Portfolio turnover rate	167%
Total advisory fees paid (000's)	$13,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000070645 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JLVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R2 Shares)	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund’s Class R2 Shares returned 12.83% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and financial sectors contributed to performance.
  Overweight allocations to Bank of America and Taiwan Semiconductor Manufacturing Company contributed to performance.
  The Fund’s security selection in the materials and industrial sectors detracted from performance.
  An underweight allocation to JPMorgan and an overweight allocation to Chemours detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R2 Shares)	November 3, 2008	12.83%	11.80%	9.58%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,240,091,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,336,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,240,091
Total number of portfolio holdings	105
Portfolio turnover rate	167%
Total advisory fees paid (000's)	$13,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000205210 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	OLVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R3 Shares)	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund’s Class R3 Shares returned 13.15% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and financial sectors contributed to performance.
  Overweight allocations to Bank of America and Taiwan Semiconductor Manufacturing Company contributed to performance.
  The Fund’s security selection in the materials and industrial sectors detracted from performance.
  An underweight allocation to JPMorgan and an overweight allocation to Chemours detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R3 Shares)	October 1, 2018	13.15%	12.09%	9.86%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,240,091,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,336,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,240,091
Total number of portfolio holdings	105
Portfolio turnover rate	167%
Total advisory fees paid (000's)	$13,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000205209 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	OLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R4 Shares)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund’s Class R4 Shares returned 13.45% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and financial sectors contributed to performance.
  Overweight allocations to Bank of America and Taiwan Semiconductor Manufacturing Company contributed to performance.
  The Fund’s security selection in the materials and industrial sectors detracted from performance.
  An underweight allocation to JPMorgan and an overweight allocation to Chemours detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R4 Shares)	October 1, 2018	13.45%	12.38%	10.11%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,240,091,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,336,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,240,091
Total number of portfolio holdings	105
Portfolio turnover rate	167%
Total advisory fees paid (000's)	$13,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000033523 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R5 Shares)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund’s Class R5 Shares returned 13.60% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and financial sectors contributed to performance.
  Overweight allocations to Bank of America and Taiwan Semiconductor Manufacturing Company contributed to performance.
  The Fund’s security selection in the materials and industrial sectors detracted from performance.
  An underweight allocation to JPMorgan and an overweight allocation to Chemours detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R5 Shares)	May 15, 2006	13.60%	12.53%	10.28%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,240,091,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,336,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,240,091
Total number of portfolio holdings	105
Portfolio turnover rate	167%
Total advisory fees paid (000's)	$13,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000093778 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JLVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R6 Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Large Cap Value Fund’s Class R6 Shares returned 13.71% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and financial sectors contributed to performance.
  Overweight allocations to Bank of America and Taiwan Semiconductor Manufacturing Company contributed to performance.
  The Fund’s security selection in the materials and industrial sectors detracted from performance.
  An underweight allocation to JPMorgan and an overweight allocation to Chemours detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R6 Shares)	November 30, 2010	13.71%	12.66%	10.38%
Russell 1000 Index		23.88	14.61	12.51
Russell 1000 Value Index		13.06	9.01	8.23

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,240,091,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 13,336,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,240,091
Total number of portfolio holdings	105
Portfolio turnover rate	167%
Total advisory fees paid (000's)	$13,336

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financial Sector Risk” and "Healthcare Sector Risk" disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000033524 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R5 Shares)	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R5 Shares returned 11.83% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight allocations to Comfort Systems and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An underweight allocation to Carvana and an overweight allocation Everi Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R5 Shares)	May 15, 2006	11.83%	8.57%	6.12%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,273,811,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 8,703,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,273,811
Total number of portfolio holdings	411
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$8,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000010897 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JSVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R6 Shares)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R6 Shares returned 11.92% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  Overweight allocations to Comfort Systems and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  An underweight allocation to Carvana and an overweight allocation Everi Holdings detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R6 Shares)	February 22, 2005	11.92%	8.68%	6.23%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,273,811,000
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 8,703,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,273,811
Total number of portfolio holdings	411
Portfolio turnover rate	61%
Total advisory fees paid (000's)	$8,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000010911 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class A Shares
Trading Symbol	OGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class A Shares)	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Balanced Fund’s Class A Shares (without a sales charge) returned 11.86% for the year ended June 30, 2024. The Bloomberg U.S. Aggregagte Index returned 2.63%, the Bloomberg U.S. Intermediate Aggregate Index (the “Index”) returned 3.55%, the Russell 3000 Index returned 23.13%, the MSCI EAFE Index (net total return) returned 11.54 % and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 12.24% for the year ended June 30, 2024.
  Relative to the Index, which is an all fixed income index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class A Shares)	December 10, 1996	6.82%	5.62%	5.32%
JPMorgan Investor Balanced Fund (Class A Shares) - excluding sales charge		11.86	6.60	5.80
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
Russell 3000 Index		23.13	14.14	12.15
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Moderate Funds Index		12.24	6.74	5.89

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,421,594,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,537,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,421,594
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Total advisory fees paid (000's)	$2,537

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010913 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class C Shares
Trading Symbol	OGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class C Shares)	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Balanced Fund’s Class C Shares (without a sales charge) returned 11.32% for the year ended June 30, 2024. The Bloomberg U.S. Aggregagte Index returned 2.63%, the Bloomberg U.S. Intermediate Aggregate Index (the “Index”) returned 3.55%, the Russell 3000 Index returned 23.13%, the MSCI EAFE Index (net total return) returned 11.54 % and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 12.24% for the year ended June 30, 2024.
  Relative to the Index, which is an all fixed income index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class C Shares)	July 1, 1997	10.32%	6.08%	5.36%
JPMorgan Investor Balanced Fund (Class C Shares) - excluding sales charge		11.32	6.08	5.36
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
Russell 3000 Index		23.13	14.14	12.15
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Moderate Funds Index		12.24	6.74	5.89

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,421,594,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,537,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,421,594
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Total advisory fees paid (000's)	$2,537

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010910 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class I Shares
Trading Symbol	OIBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class I Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Balanced Fund’s Class I Shares returned 12.17% for the year ended June 30, 2024. the Bloomberg U.S. Aggregagte Index returned 2.63%, The Bloomberg U.S. Intermediate Aggregate Index (the “Index”) returned 3.55%, the Russell 3000 Index returned 23.13%, the MSCI EAFE Index (net total return) returned 11.54 % and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 12.24% for the year ended June 30, 2024.
  Relative to the Index, which is an all fixed income index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class I Shares)	December 10, 1996	12.17%	6.89%	6.07%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
Russell 3000 Index		23.13	14.14	12.15
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Moderate Funds Index		12.24	6.74	5.89

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,421,594,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,537,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,421,594
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Total advisory fees paid (000's)	$2,537

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191469 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	JFQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Balanced Fund’s Class R6 Shares returned 12.39% for the year ended June 30, 2024. The Bloomberg U.S. Aggregagte Index returned 2.63%, the Bloomberg U.S. Intermediate Aggregate Index (the “Index”) returned 3.55%, the Russell 3000 Index returned 23.13%, the MSCI EAFE Index (net total return) returned 11.54 % and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 12.24% for the year ended June 30, 2024.
  Relative to the Index, which is an all fixed income index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class R6 Shares)	July 31, 2017	12.39%	7.13%	6.22%
Bloomberg U.S. Aggregate Index		2.63	(0.23)	1.35
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
Russell 3000 Index		23.13	14.14	12.15
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Moderate Funds Index		12.24	6.74	5.89

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,421,594,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,537,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,421,594
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Total advisory fees paid (000's)	$2,537

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010158 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	OSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class A Shares)	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund’s Class A Shares, without a sales charge, returned 13.36% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Growth Index returned 15.05% for the year ended June 30, 2024.
  The Fund’s security selection in the technology sector, along with an overweight allocation and stock selection in the health care sector, detracted from performance.
  Overweight allocations to Exact Sciences and SolarEdge Technologies detracted from performance.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  Overweight allocations to Trane Technologies and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class A Shares)	February 18, 1992	7.41%	9.56%	10.02%
JPMorgan Mid Cap Growth Fund (Class A Shares) - excluding sales charge		13.36	10.75	10.61
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Growth Index		15.05	9.93	10.51

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,823,826,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 63,270,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,823,826
Total number of portfolio holdings	115
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$63,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010160 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class C Shares)	$175	1.64%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund’s Class C Shares, without a sales charge, returned 12.80% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Growth Index returned 15.05% for the year ended June 30, 2024.
  The Fund’s security selection in the technology sector, along with an overweight allocation and stock selection in the health care sector, detracted from performance.
  Overweight allocations to Exact Sciences and SolarEdge Technologies detracted from performance.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  Overweight allocations to Trane Technologies and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class C Shares)	November 4, 1997	11.80%	10.20%	10.17%
JPMorgan Mid Cap Growth Fund (Class C Shares) - excluding sales charge		12.80	10.20	10.17
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Growth Index		15.05	9.93	10.51

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,823,826,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 63,270,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,823,826
Total number of portfolio holdings	115
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$63,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010157 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	HLGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class I Shares)	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund’s Class I Shares returned 13.66% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Growth Index returned 15.05% for the year ended June 30, 2024.
  The Fund’s security selection in the technology sector, along with an overweight allocation and stock selection in the health care sector, detracted from performance.
  Overweight allocations to Exact Sciences and SolarEdge Technologies detracted from performance.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  Overweight allocations to Trane Technologies and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class I Shares)	March 2, 1989	13.66%	11.07%	10.94%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Growth Index		15.05	9.93	10.51

Performance Inception Date	Mar. 02, 1989
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,823,826,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 63,270,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,823,826
Total number of portfolio holdings	115
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$63,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000077259 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JMGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund’s Class R2 Shares returned 13.03% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Growth Index returned 15.05% for the year ended June 30, 2024.
  The Fund’s security selection in the technology sector, along with an overweight allocation and stock selection in the health care sector, detracted from performance.
  Overweight allocations to Exact Sciences and SolarEdge Technologies detracted from performance.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  Overweight allocations to Trane Technologies and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	June 19, 2009	13.03%	10.44%	10.35%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Growth Index		15.05	9.93	10.51

Performance Inception Date	Jun. 19, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,823,826,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 63,270,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,823,826
Total number of portfolio holdings	115
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$63,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173559 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JMGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund’s Class R3 Shares returned 13.32% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Growth Index returned 15.05% for the year ended June 30, 2024.
  The Fund’s security selection in the technology sector, along with an overweight allocation and stock selection in the health care sector, detracted from performance.
  Overweight allocations to Exact Sciences and SolarEdge Technologies detracted from performance.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  Overweight allocations to Trane Technologies and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	September 9, 2016	13.32%	10.72%	10.60%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Growth Index		15.05	9.93	10.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,823,826,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 63,270,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,823,826
Total number of portfolio holdings	115
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$63,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173560 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JMGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund’s Class R4 Shares returned 13.59% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Growth Index returned 15.05% for the year ended June 30, 2024.
  The Fund’s security selection in the technology sector, along with an overweight allocation and stock selection in the health care sector, detracted from performance.
  Overweight allocations to Exact Sciences and SolarEdge Technologies detracted from performance.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  Overweight allocations to Trane Technologies and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	September 9, 2016	13.59%	11.00%	10.87%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Growth Index		15.05	9.93	10.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,823,826,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 63,270,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,823,826
Total number of portfolio holdings	115
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$63,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000106055 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JMGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund’s Class R5 Shares returned 13.78% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Growth Index returned 15.05% for the year ended June 30, 2024.
  The Fund’s security selection in the technology sector, along with an overweight allocation and stock selection in the health care sector, detracted from performance.
  Overweight allocations to Exact Sciences and SolarEdge Technologies detracted from performance.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  Overweight allocations to Trane Technologies and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	November 1, 2011	13.78%	11.20%	11.08%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Growth Index		15.05	9.93	10.51

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,823,826,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 63,270,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,823,826
Total number of portfolio holdings	115
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$63,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000106056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JMGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund’s Class R6 Shares returned 13.88% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Growth Index returned 15.05% for the year ended June 30, 2024.
  The Fund’s security selection in the technology sector, along with an overweight allocation and stock selection in the health care sector, detracted from performance.
  Overweight allocations to Exact Sciences and SolarEdge Technologies detracted from performance.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  Overweight allocations to Trane Technologies and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	November 1, 2011	13.88%	11.27%	11.15%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Growth Index		15.05	9.93	10.51

Performance Inception Date	Nov. 01, 2011
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,823,826,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 63,270,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,823,826
Total number of portfolio holdings	115
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$63,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Health Care Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010793 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	PECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class A Shares)	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class A Shares (without sales charge) returned 6.05% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2500 Index returned 10.47% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors detracted from performance.
  Overweight allocations to Driven Brands and Shoals Technologies Group detracted from performance.
  The Fund’s security selection in the financials and basic materials sectors contributed to performance.
  Overweight allocations to StepStone Group and Evercore contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class A Shares)	May 1, 1992	0.49%	5.29%	5.54%
JPMorgan SMID Cap Equity Fund (Class A Shares) - excluding sales charge		6.05	6.43	6.11
Russell 3000 Index		23.13	14.14	12.15
Russell 2500 Index		10.47	8.31	7.99

Performance Inception Date	May 01, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 393,201,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,707,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$393,201
Total number of portfolio holdings	100
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$1,707

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010795 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	ODMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class C Shares)	$163	1.59%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class C Shares (without sales charge) returned 5.53% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2500 Index returned 10.47% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors detracted from performance.
  Overweight allocations to Driven Brands and Shoals Technologies Group detracted from performance.
  The Fund’s security selection in the financials and basic materials sectors contributed to performance.
  Overweight allocations to StepStone Group and Evercore contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class C Shares)	March 22, 1999	4.53%	5.90%	5.65%
JPMorgan SMID Cap Equity Fund (Class C Shares) - excluding sales charge		5.53	5.90	5.65
Russell 3000 Index		23.13	14.14	12.15
Russell 2500 Index		10.47	8.31	7.99

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 393,201,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,707,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$393,201
Total number of portfolio holdings	100
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$1,707

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000010792 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	WOOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class I Shares)	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class I Shares returned 6.30% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2500 Index returned 10.47% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors detracted from performance.
  Overweight allocations to Driven Brands and Shoals Technologies Group detracted from performance.
  The Fund’s security selection in the financials and basic materials sectors contributed to performance.
  Overweight allocations to StepStone Group and Evercore contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class I Shares)	June 1, 1991	6.30%	6.68%	6.37%
Russell 3000 Index		23.13	14.14	12.15
Russell 2500 Index		10.47	8.31	7.99

Performance Inception Date	Jun. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 393,201,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,707,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$393,201
Total number of portfolio holdings	100
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$1,707

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000173563 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R3 Shares
Trading Symbol	WOOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R3 Shares returned 6.04% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2500 Index returned 10.47% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors detracted from performance.
  Overweight allocations to Driven Brands and Shoals Technologies Group detracted from performance.
  The Fund’s security selection in the financials and basic materials sectors contributed to performance.
  Overweight allocations to StepStone Group and Evercore contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	September 9, 2016	6.04%	6.42%	6.10%
Russell 3000 Index		23.13	14.14	12.15
Russell 2500 Index		10.47	8.31	7.99

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 393,201,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,707,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$393,201
Total number of portfolio holdings	100
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$1,707

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173564 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R4 Shares
Trading Symbol	WOOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R4 Shares)	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R4 Shares returned 6.24% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2500 Index returned 10.47% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors detracted from performance.
  Overweight allocations to Driven Brands and Shoals Technologies Group detracted from performance.
  The Fund’s security selection in the financials and basic materials sectors contributed to performance.
  Overweight allocations to StepStone Group and Evercore contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R4 Shares)	September 9, 2016	6.24%	6.68%	6.37%
Russell 3000 Index		23.13	14.14	12.15
Russell 2500 Index		10.47	8.31	7.99

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 393,201,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,707,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$393,201
Total number of portfolio holdings	100
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$1,707

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000162349 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	WOOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R6 Shares returned 6.62% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2500 Index returned 10.47% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer discretionary sectors detracted from performance.
  Overweight allocations to Driven Brands and Shoals Technologies Group detracted from performance.
  The Fund’s security selection in the financials and basic materials sectors contributed to performance.
  Overweight allocations to StepStone Group and Evercore contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	November 2, 2015	6.62%	6.96%	6.61%
Russell 3000 Index		23.13	14.14	12.15
Russell 2500 Index		10.47	8.31	7.99

Performance Inception Date	Nov. 02, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 393,201,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,707,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$393,201
Total number of portfolio holdings	100
Portfolio turnover rate	39%
Total advisory fees paid (000's)	$1,707

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]	The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
C000010813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	PGSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class A Shares)	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class A returned 7.30% (without sales charge) for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class A Shares)	July 1, 1991	1.68%	4.70%	8.82%
JPMorgan Small Cap Growth Fund (Class A Shares) - excluding sales charge		7.30	5.83	9.40
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Jul. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class C Shares)	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class C (without sales charge) returned 6.72% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class C Shares)	November 4, 1997	5.72%	5.31%	8.96%
JPMorgan Small Cap Growth Fund (Class C Shares) - excluding sales charge		6.72	5.31	8.96
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Nov. 04, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	OGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class I Shares)	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class I returned 7.53% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class I Shares)	March 26, 1996	7.53%	6.10%	9.67%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Mar. 26, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class L Shares
Trading Symbol	JISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class L Shares)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class L returned 7.69% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class L Shares)	February 19, 2005	7.69%	6.25%	9.84%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Feb. 19, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000070647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JSGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R2 Shares)	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R2 returned 6.99% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R2 Shares)	November 3, 2008	6.99%	5.56%	9.13%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000190882 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JGRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R3 Shares)	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R3 returned 7.32% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R3 Shares)	July 31, 2017	7.32%	5.83%	9.40%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000190883 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R4 Shares)	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R4 returned 7.57% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R4 Shares)	July 31, 2017	7.57%	6.10%	9.67%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000173240 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JGSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R5 Shares)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R5 returned 7.73% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R5 Shares)	September 9, 2016	7.73%	6.26%	9.84%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000093779 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JGSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R6 Shares)	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R6 returned 7.86% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Growth Index returned 9.14% for the year ended June 30, 2024.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An underweight allocation to MicroStrategy and an overweight allocation to Revance Therapeutics detracted from performance.
  The Fund’s security selection and overweight allocation in the technology sector, as well as security selection in the industrials sector, contributed to performance.
  Overweight allocations to Super Micro Computer and Natera contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R6 Shares)	November 30, 2010	7.86%	6.37%	9.95%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Growth Index		9.14	6.17	7.39

Performance Inception Date	Nov. 30, 2010
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,624,196,000
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 23,961,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,624,196
Total number of portfolio holdings	136
Portfolio turnover rate	43%
Total advisory fees paid (000's)	$23,961

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk”, “Industrials Sector Risk” and “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.

C000010907 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class A Shares
Trading Symbol	ONGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class A Shares)	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund’s Class A Shares (without a sales charge) returned 14.51% for the year ended June 30, 2024. The Russell 3000 Index (the “Index”) returned 23.13%, The Bloomberg U.S. Intermediate Aggregate Index returned 3.55%, the MSCI EAFE Index (net total return) returned 11.54%  and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 14.74% for the year ended June 30, 2024.
  Relative to the Index, which is an all equity index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class A Shares)	December 10, 1996	9.35%	7.67%	6.82%
JPMorgan Investor Growth & Income Fund (Class A Shares) - excluding sales charge		14.51	8.67	7.32
Russell 3000 Index		23.13	14.14	12.15
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Growth Funds Index		14.74	8.63	7.36

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,584,419,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,053,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,584,419
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,053

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010909 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class C Shares
Trading Symbol	ONECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class C Shares)	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund’s Class C Shares (without a sales charge) returned 13.98% for the year ended June 30, 2024. The Russell 3000 Index (the “Index”) returned 23.13%, The Bloomberg U.S. Intermediate Aggregate Index returned 3.55%, the MSCI EAFE Index (net total return) returned 11.54%  and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 14.74% for the year ended June 30, 2024.
  Relative to the Index, which is an all equity index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class C Shares)	July 1, 1997	12.98%	8.11%	6.86%
JPMorgan Investor Growth & Income Fund (Class C Shares) - excluding sales charge		13.98	8.11	6.86
Russell 3000 Index		23.13	14.14	12.15
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Growth Funds Index		14.74	8.63	7.36

Performance Inception Date	Jul. 01, 1997
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,584,419,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,053,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,584,419
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,053

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010906 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class I Shares
Trading Symbol	ONGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class I Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth and Income Fund’s Class I Shares returned 14.83% for the year ended June 30, 2024. The Russell 3000 Index (the “Index”) returned 23.13%, The Bloomberg U.S. Intermediate Aggregate Index returned 3.55%, the MSCI EAFE Index (net total return) returned 11.54%  and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 14.74% for the year ended June 30, 2024.
  Relative to the Index, which is an all equity index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class I Shares)	December 10, 1996	14.83%	8.93%	7.59%
Russell 3000 Index		23.13	14.14	12.15
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Growth Funds Index		14.74	8.63	7.36

Performance Inception Date	Dec. 10, 1996
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,584,419,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,053,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,584,419
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,053

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191460 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class R6 Shares
Trading Symbol	JFBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Investor Growth and Income Fund’s Class R6 Shares returned 15.11% for the year ended June 30, 2024. The Russell 3000 Index (the “Index”) returned 23.13%, The Bloomberg U.S. Intermediate Aggregate Index returned 3.55%, the MSCI EAFE Index (net total return) returned 11.54%  and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 14.74% for the year ended June 30, 2024.
  Relative to the Index, which is an all equity index, the Fund’s diverse allocation to both equities and fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period.
  The Fund’s allocation to equities contributed the most to overall performance, as global growth continued to power through with overall economic growth remaining resilient and inflation continuing its downward path. Within equities, the Fund preferred U.S. large-cap and international developed equities, which contributed to performance.
  The Fund’s allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund was a leading detractor to performance, as government bonds underperformed during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	July 31, 2017	15.11%	9.20%	7.74%
Russell 3000 Index		23.13	14.14	12.15
Bloomberg U.S. Intermediate Aggregate Index		3.55	0.22	1.33
MSCI EAFE Index (net total return)		11.54	6.46	4.33
Lipper Mixed-Asset Target Allocation Growth Funds Index		14.74	8.63	7.36

Performance Inception Date	Jul. 31, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,584,419,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,053,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,584,419
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,053

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)